OTHER LIABILITIES - Classification (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of accounts payable and other liabilities [abstract]
Liabilities to be canceled within twelve months	$ 8,224,535	$ 7,962,137
Liabilities to be canceled after twelve months	3,306,724	4,034,844
Total other liabilities	$ 11,531,259	$ 11,996,981